Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Inventories [Abstract]
Summary of inventories

	As of December 31, 2022	As of June 30, 2023
	RMB’000	RMB’000
Work in progress	—	15,234
Finished goods	—	14,348
Total	—	29,582

During the six months ended June 30, 2023, the Group recognized costs of inventories of RMB12.7 million (2022: Nil).